ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
ACCOUNTS RECEIVABLE, NET
Accounts receivable, third-party customers	$ 10,515,108	$ 9,546,483
Less: allowance for doubtful account	$ (657,014)	$ (382,731)	$ (529,003)
Gross accounts receivable collected (as a percentage)	97.90%
Subsequent collection (as a percentage)	63.20%	97.90%
Subsequent collection	$ 6,641,266	$ 9,345,638
Non-related party
ACCOUNTS RECEIVABLE, NET
Accounts receivable, third-party customers	10,515,108	9,546,483
Less: allowance for doubtful account	(657,014)	(382,731)
Accounts receivable from third-party customers, net	$ 9,858,094	$ 9,163,752